NOTE 9 - RELATED PARTY TRANSACTIONS - Founder Loan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Loan Payable	$ 461,882		$ 509,339	$ 797,921
Payments for Loans	3,322	$ 2,558	10,792	10,294
Founder Loan [Member]
Related Party Transaction [Line Items]
Loan Payable			494,177	518,955
Founder Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	428,177		500,915	518,955
Effects of currency translation	(12,282)		(6,738)
Less: conversions into preferred stock			(66,000)
Principal Amount Outstanding of Loans Held-in-portfolio	415,895		428,177	500,915
Payments for Loans	0	$ 66,000	66,000	$ 18,040
Founder Loan [Member] | Founder Loan [Member]
Related Party Transaction [Line Items]
Loan Payable	$ 415,895		$ 494,177